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                        RESERVE TAX-EXEMPT TRUST

     I, the undersigned, a duly elected officer of Reserve Tax-Exempt Trust, do hereby certify that (i) the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933, as amended, would not have differed from those contained in the most recent registration statement amendment, filed August 6, 2002, and (ii) the text of such amendment was filed electronically.

     IN WITNESS WHEREOF, I have signed this Certificate on this 9th day of August, 2002.

                 RESERVE TAX-EXEMPT TRUST

            By: /s/ Irene S. Greenberg
                ------------------------
                Name: Irene S. Greenberg
                Title:  General Counsel